Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Other Intangible Assets CNY	Dec. 31, 2012 Other Intangible Assets CNY	Dec. 31, 2011 Other Intangible Assets CNY
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 4,170,036	25,244,143	13,901,987	17,868,863
Impairment Charges	3,320,283	20,100,000	13,066,057
Fair value assumption discount rate	13.70%	13.70%			21.00%
Impairment Charges			13,066,057